Cost of sales (Schedule of Cost of Sales) (Details) ₪ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2021 ILS (₪)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 ILS (₪)	Dec. 31, 2019 ILS (₪)
DisclosureOfSeletedConsolidatedStatementsOfOperationDataLineItems [Line Items]
Purchases | ₪		₪ 269,888		₪ 272,730	₪ 269,876
Marine transportation | ₪		20,701		10,466	9,657
Transportation | ₪		3,063		2,938	2,186
Depreciation and amortization | ₪		2,180		2,246	2,335
Maintenance | ₪		8,714		7,905	4,893
Other costs and expenses | ₪		5,529		3,467	2,226
Cost of sales, gross | ₪		310,075		299,752	291,173
Change in finished goods | ₪		5,845		8,965	(19,389)
Cost of sales | ₪		₪ 315,920		₪ 308,717	₪ 271,784
US Dollars [Member]
DisclosureOfSeletedConsolidatedStatementsOfOperationDataLineItems [Line Items]
Purchases | $			$ 86,781
Marine transportation | $			6,656
Transportation | $			985
Depreciation and amortization | $			701
Maintenance | $			2,802
Other costs and expenses | $			1,778
Cost of sales, gross | $			99,703
Change in finished goods | $			1,879
Cost of sales | $	[1]		$ 101,582

[1]	Convenience Translation into US Dollars.